Income taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
14. Income taxes

The following table reconciles the expected income taxes (recovery) at the Canadian statutory income tax rates to the amounts recognized in the statements of financial position as at 31 December 2017 and 2016. The presentation of the prior year income tax note has been updated to conform with the current year presentation.

	31 December 2017	31 December 2016
Net loss and comprehensive loss for the year	$314,338	$(272,193)
Statutory income tax rate	26.00%	26.00%
Deferred tax (recovery)	81,728	(70,770)
Differences resulting from:
Non-deductible items	5,531	4,391
Change in estimates	(22,138)	44,611
Losses expired	-	17,052
Foreign tax rate difference	-	(29,048)
Change in deferred tax asset not recognized and others	(65,121)	33,764
Provision for income taxes	$-	$-

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their corresponding values for tax purposes. The unrecognized deductible temporary differences are as follows:

	31 December 2017	31 December 2016
Canada
Non-capital loss carryforwards	$7,032,919	$6,489,308
Exploration and evaluation assets	10,485,844	9,861,577
Capital losses	15,731	14,699
Property and equipment	11,556	17,591
Financial instrument	-	14,850
Investment tax credit	58,463	54,627
Financing cost	321	756
Unrecognized deductible temporary differences	17,604,834	16,453,408
USA
Net operating loss carryforwards	$25,290,182	$25,171,390
Property and equipment	84,433	104,260
Mineral property	1,269,948	1,719,145
Unrecognized deductible temporary differences	26,644,563	26,994,795

The Company has non-capital loss carryforwards of $7,032,919 (2016 - $6,489,308) which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

Year of Expiry	Taxable Loss
2026	1,317,832
2027	1,469,041
2028	928,047
2029	894,907
2030	577,424
2031	635,629
2032	851,237
2033	176,918
2035	115,755
2036	66,129
Total	$7,032,919

In addition, the Company has capital losses of approximately $39,471, which may be carried forward indefinitely to reduce future capital gains.

The Company has net operating loss carryforwards of $25,290,182 (2016 -$25,171,390) which may be carried forward to apply against future year income tax for US tax purposes, as follows:

Year of Expiry	Taxable Loss
2018	419,779
2019	363,828
2020	266,513
2021	153,755
2022	289,940
2023	228,989
2024	1,582,719
2025	1,056,097
2026	1,063,847
2027	1,441,550
2028	1,999,239
2029	1,334,762
2030	1,700,442
2031	1,721,728
2032	1,336,369
2033	1,317,217
2034	1,271,214
2035	1,017,605
2036	6,572,916
2037	151,673
Total	$25,290,182